Financial assets and liabilities - Summary of Probable Scenario Considers Estimated Interest Rate (Detail)	Dec. 31, 2025
Probable [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	13.54%
Probable [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	13.44%
Probable [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	9.90%
Probable [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	8.90%
Probable [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.12%
Probable [member] | IGP-M [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.81%
Probable [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.00%
Probable [member] | SOFR [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.74%
Probable [member] | CPI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.60%
25% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	16.93%
25% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	16.80%
25% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	12.13%
25% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	11.13%
25% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.15%
25% [member] | IGP-M [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.76%
25% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.75%
25% [member] | SOFR [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.43%
25% [member] | CPI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.25%
50% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	20.31%
50% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	20.16%
50% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	14.35%
50% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	13.35%
50% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.18%
50% [member] | IGP-M [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.71%
50% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.50%
50% [member] | SOFR [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.12%
50% [member] | CPI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.90%
-25% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	10.16%
-25% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	10.08%
-25% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	7.68%
-25% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.68%
-25% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.09%
-25% [member] | IGP-M [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.86%
-25% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.25%
-25% [member] | SOFR [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.06%
-25% [member] | CPI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.95%
-50% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.77%
-50% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.72%
-50% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.45%
-50% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.45%
-50% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.06%
-50% [member] | IGP-M [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.90%
-50% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.50%
-50% [member] | SOFR [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.37%
-50% [member] | CPI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.30%